Investment Objectives and Goals - Port Street Quality Growth Fund	Jul. 29, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Port Street Quality Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Port Street Quality Growth Fund (the “Fund”) seeks total return.